Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Earnings Per Share [Abstract]
Profit for the period attributable to owners of the Company (in Dollars)		$ 153,735	$ 828,559
Ordinary shares :		11,000,000	10,000,000
Profit for the period attributable to owners of the Company (in Dollars)		$ 153,735	$ 828,559
Basic weighted average shares outstanding	[1]	11,000,000	10,000,000
Basic Earnings Per Share Denominator
Profit for the period attributable to owners of the Company (in Dollars)		$ 153,735	$ 828,559
Ordinary shares :		11,000,000	10,000,000
Additions from actual events:
– Issuance of ordinary shares, weighted
Basic weighted average shares outstanding	[1]	11,000,000	10,000,000
Diluted Earnings Per Share Denominator
Profit for the period attributable to owners of the Company (in Dollars)		$ 153,735	$ 828,559
Basic weighted average shares outstanding	[1]	11,000,000	10,000,000
Dilutive shares: Potential additions from dilutive events:
Net income per share
Diluted Weighted Average Shares Outstanding:	[1]	11,000,000	10,000,000
Earnings Per Share
– Basic (in Dollars per share)	[1]	$ 0.014	$ 0.083
– Diluted (in Dollars per share)	[1]	$ 0.014	$ 0.083
Weighted Average Shares Outstanding
– Basic	[1]	11,000,000	10,000,000
– Diluted	[1]	11,000,000	10,000,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.